Inventories	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories

13.	INVENTORIES

	As of December 31,
	2019	2018
	US$’000	US$’000
Raw materials and supplies	19,712	25,717
Work in progress	19,118	15,598
Finished goods	50,309	46,592
	89,139	87,907
Allowance for inventories	(3,952)	(3,982)
Total inventories at the lower of cost and net realizable value	85,187	83,925

Inventories recognized as an expense during the year ended December 31, 2019, December 31, 2018 and December 31, 2017 amounted to $313,695, $388,079 and $384,995 respectively.

For the year ended December 31, 2019, the amount of $322 was credited to cost of sales when the circumstances, such as copper price fluctuation, that caused the net realizable value of inventory to be lower than its cost no longer existed.

For the year ended December 31, 2018 and 2017, the Company recognized allowance for inventory of $1,613 and $532 as an expense in cost of sales for inventories carried at net realizable value.